Personnel Salaries and Expenses - Schedule of Personnel Salaries Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel salaries expenses [abstract]
Personnel compensation	$ (176,083)	$ (174,029)	$ (148,073)
Bonuses or gratifications	(84,754)	(68,946)	(53,669)
Compensation for years of service	(12,477)	(18,803)	(32,704)
Health and life insurance	(804)	(734)	(1,050)
Training expenses	(2,590)	(3,487)	(1,576)
Other personnel expenses	(18,039)	(15,324)	(8,593)
Totals	$ (294,747)	$ (281,323)	$ (245,665)